TAXATION (Schedule of Deferred Taxes) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	¥ 253,895	$ 39,023
Current Portion [Member]
Income Tax Contingency [Line Items]
Deferred tax assets offset against deferred tax liabilities	¥ 9,566	$ 1,470	¥ 12,234